Long-term debt	6 Months Ended
Feb. 29, 2024
Long-term debt.
Long-term debt

14. Long-term debt

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
The government assistance loan is non-interest bearing until December 31, 2023 at which time the loan bears interest at 5% per annum. The loan must be repaid by December 31, 2025.	—	40,000

Commercial term loan bearing interest at 10.70% per annum payable in monthly installments of $667 until December 2028.	39,333	—

Term loans, bearing interest at rates varying 9.44% and 13.87% per annum payable in monthly installments of $13,026 ending December 2026.	349,577	265,329
	388,910	305,329
Current portion of long-term debt	165,948	271,546
	222,962	33,783